SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of concentration of credit risk) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	98.00%	95.00%
Revenue [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	2.00%	3.00%
Revenue [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		2.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage		75.00%
Accounts Receivable [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage		25.00%
Accounts Receivable [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage